Employee Benefits - Additional Information (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) year	Mar. 31, 2018 JPY (¥) year	Mar. 31, 2017 JPY (¥)
Compensation Related Costs [Abstract]
Employee service period required for benefits	3 years
Net defined benefit assets related to disposal groups held for sale	¥ 771
Net defined benefit liabilities related to disposal groups held for sale	¥ 383
Weighted average duration of defined benefit obligations | year	15.2	14.4
Estimate of contributions expected to be paid to plan for next annual reporting period	¥ 7,770
Defined contribution costs	¥ 21,068	¥ 19,525	¥ 20,897